SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue recognition
Amount of revenue recognized	¥ 2,749,400,000
Contract liabilities:
Contract liabilities	4,665,201,000	¥ 3,260,269,000
Capitalized costs of obtaining contracts with customers	338,811,000	155,636,000
Impairment losses of capitalized costs of obtaining contracts with customers	¥ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue recognition
Period of revenue remaining performance obligation expected timing of satisfaction	12 months
Sales and marketing expenses
Contract liabilities:
Amortization of contract costs	¥ 587,200,000	258,500,000	¥ 0
Existing home transaction services
Contract liabilities:
Contract liabilities	178,856,000	174,472,000
New home transaction services
Contract liabilities:
Contract liabilities	941,326,000	1,119,534,000
Home renovation and furnishing
Contract liabilities:
Contract liabilities	2,363,394,000	1,488,294,000
Emerging and other services
Contract liabilities:
Contract liabilities	¥ 1,181,625,000	¥ 477,969,000